Employee Stock Options - Schedule of Assumption for Stock Option Valuation (Detail) $ / shares in Millions	12 Months Ended
Dec. 31, 2015 $ / shares
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Aggregate exercise price of 50.4 million options	$ 297.9
Employee Stock Option | Two Thousand Fourteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free rate, maximum	1.70%
Dividend yield	0.00%
Expected volatility, minimum	46.31%
Expected volatility, maximum	54.97%
Employee Stock Option | Two Thousand Fourteen Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value of one share of common stock	$ 249.0
Aggregate exercise price of 50.4 million options	$ 176.4
Risk free rate, minimum	1.06%
Expected term, maximum	2 years 8 months 26 days
Employee Stock Option | Two Thousand Fourteen Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value of one share of common stock	$ 266.1
Expected term, maximum	6 years 22 days